The IPO and Restructuring Transactions	3 Months Ended	12 Months Ended
	May 03, 2014	Feb. 01, 2014
Text Block [Abstract]
The IPO and Restructuring Transactions

Note 2. The IPO and Restructuring Transactions

Initial Public Offering

On November 27, 2013, VHC completed an initial public offering (the “IPO”) of 10,000,000 shares of VHC common stock at a public offering price of $20.00 per share. The selling stockholders in the offering sold an additional 1,500,000 shares of VHC common stock to the underwriters in the initial public offering. Shares of the Company’s common stock are listed on the New York Stock Exchange under the ticker symbol “VNCE”. VHC received net proceeds of $177,000, after deducting underwriting discounts, commissions and estimated offering expenses from its sale of shares in the initial public offering. The Company retained approximately $5,000 of such proceeds for general corporate purposes and used the remaining net proceeds, together with net borrowings under our new term loan facility to repay a promissory note (the “Kellwood Note Receivable”) issued to Kellwood Company, LLC in connection with the restructuring transactions which occurred immediately prior to the consummation of the IPO (the “Restructuring Transactions”). Proceeds from the repayment of the Kellwood Note Receivable were used to repay or discharge certain existing debt of Kellwood Company.

In connection with the IPO noted above and the Restructuring Transactions described below, we separated the Vince and non-Vince businesses on November 27, 2013. Any and all Kellwood debt obligations outstanding at the time of the transactions either remain with Kellwood Intermediate Holding, LLC and its subsidiaries (i.e. the non-Vince businesses) and/or were discharged, repurchased or refinanced. See information below for a summary of the Company’s new revolving credit facility and term loan facility.

Stock split

In connection with the IPO, VHC’s board of directors approved the conversion of all non-voting common stock into voting common stock on a one-for-one basis, and a 28.5177-for-one split of its common stock. Accordingly, all references to share and per share information in all periods presented have been adjusted to reflect the stock split. The par value per share of common stock was changed to $0.01 per share.

Restructuring Transactions

The following transactions were consummated as part of the Restructuring Transactions:

•	Affiliates of Sun Capital Partners, Inc. (“Sun Capital”) contributed certain indebtedness under the Sun Term Loan Agreements as a capital contribution to Vince Holding Corp. (the “Additional Sun Capital Contribution”);

•	Vince Holding Corp. contributed such indebtedness to Kellwood Company as a capital contribution, at which time such indebtedness was cancelled;

•	Vince Intermediate Holding, LLC was formed and became a direct subsidiary of Vince Holding Corp.;

•	Kellwood Company, LLC (which was converted from Kellwood Company in connection with the Restructuring Transactions) was contributed to Vince Intermediate Holding, LLC;

•	Vince Holding Corp. and Vince Intermediate Holding, LLC entered into the transfer agreement with Kellwood Company, LLC;

•	Kellwood Company, LLC distributed 100% of Vince, LLC’s membership interests to Vince Intermediate Holding, LLC, who issued the Kellwood Note Receivable to Kellwood Company, LLC. Proceeds from the repayment of the Kellwood Note Receivable were used to, among other things, repay, discharge or repurchase indebtedness of Kellwood Company, LLC;

•	Kellwood Holding, LLC was formed by Vince Intermediate Holding, LLC and Vince Intermediate Holding, LLC, through a series of steps, contributed 100% of the membership interests of Kellwood Company, LLC to Kellwood Intermediate Holding, LLC (which was formed as a wholly-owned subsidiary of Kellwood Holding, LLC);

•	100% of the membership interests of Kellwood Holding, LLC were distributed to the Pre-IPO Stockholders (as defined below);

•	Revolving Credit Facility—Vince, LLC entered into a new senior secured revolving credit facility (the “Revolving Credit Facility”). Bank of America, N.A. (“BofA”) serves as administrative agent under the Revolving Credit Facility. This Revolving Credit Facility provides for a revolving line of credit of up to $50,000;

•	Term Loan Facility—Vince, LLC and Vince Intermediate Holding, LLC entered into a new $175,000 senior secured term loan credit facility with the lenders party thereto, BofA, as administrative agent, J.P. Morgan Chase Bank and Merrill Lynch, Pierce, Fenner & Smith Incorporated, as joint lead arrangers;

•	Shared Services Agreement—Vince, LLC entered into a shared services agreement (the “Shared Services Agreement”) with Kellwood Company, LLC pursuant to which Kellwood Company, LLC provides support services to Vince, LLC in various operational areas including, among other things, distribution, logistics, information technology, accounts payable, credit and collections, and payroll and benefits;

•	Tax Receivable Agreement—The Company entered into a tax receivable agreement (the “Tax Receivable Agreement”) with its stockholders immediately prior to the consummation of the Restructuring Transactions (the “Pre-IPO Stockholders”). The Tax Receivable Agreement provides for payments to the Pre-IPO Stockholders in an amount equal to 85% of the aggregate reduction in taxes payable realized by the Company and its subsidiaries from the utilization of certain tax benefits (including net operating losses and tax credits generated prior to the IPO and certain section 197 intangible deductions); and

•	the conversion of all of our issued and outstanding non-voting common stock into common stock on a one-for-one basis and the subsequent stock split of our common stock on a 28.5177-for-one basis, at which time Apparel Holding Corp. became Vince Holding Corp.

As a result of the IPO and Restructuring Transactions, the non-Vince businesses were separated from the Vince business, and the Pre-IPO Stockholders (through their ownership of Kellwood Holding, LLC) retained the full ownership and control of the non-Vince businesses. The Vince business is now the sole operating business of Vince Holding Corp., with the Pre-IPO stockholders retaining approximately a 68% ownership (calculated immediately after consummation of the IPO).

Immediately after the consummation of the IPO and as described below, Vince Holding Corp. contributed the net proceeds from the IPO to Vince Intermediate Holding, LLC. Vince Intermediate Holding, LLC used such proceeds, less approximately $5,000 retained for general corporate purposes, and approximately $169,500 of net borrowings under its Term Loan Facility to immediately repay the Kellwood Note Receivable. There was no outstanding balance on the Kellwood Note Receivable after giving effect to such repayment. Proceeds from the repayment of the Kellwood Note Receivable were used to (i) repay, discharge or repurchase indebtedness of Kellwood Company, LLC in connection with the closing of the IPO (including approximately $9,100 of accrued and unpaid interest on such indebtedness), and (ii) pay (A) the restructuring fee payable to Sun Capital Management and (B) the debt recovery bonus payable to our Chairman and Chief Executive Officer, all after giving effect to the Additional Sun Capital Contribution. The Kellwood Note Receivable did not include amounts outstanding under Kellwood’s revolving credit facility, which was refinanced in connection with consummation of the IPO. Kellwood Company, LLC refinanced the Wells Fargo Facility in connection with the consummation of the IPO. Neither Vince Holding Corp. nor Vince, LLC guarantee or are a borrower party to the refinanced credit facility.

Kellwood Company, LLC used the proceeds from the repayment of the Kellwood Note Receivable to, after giving effect to the Additional Sun Capital Contribution, (i) repay, at closing, all indebtedness outstanding under (A) the Cerberus Term Loan and (B) the Sun Term Loan Agreements, (ii) redeem at par all of the 12.875% Notes, pursuant to an unconditional redemption notice issued at the closing of the IPO, plus, with respect to clauses (i) and (ii), fees, expenses and accrued and unpaid interest thereon, (iii) pay a restructuring fee equal to $3,300 to Sun Capital Partners Management pursuant to a management services agreement, and (iv) pay a debt recovery bonus to our Chairman and Chief Executive Officer.

In addition, Kellwood Company conducted a tender offer for all of its outstanding 7.625% Notes, at par plus accrued and unpaid interest thereon, using proceeds from the repayment of the Kellwood Note Receivable. On November 27, 2013, in connection with the closing of the IPO and as an early settlement of the tender offer, Kellwood Company, LLC accepted for purchase (and cancelled) approximately $33,474 in aggregate principal amount of the 7.625% Notes. On December 12, 2013, as part of the final settlement of the tender offer, Kellwood Company, LLC accepted for purchase (and cancelled) an additional $4,670 in aggregate principal amount of the 7.625% Notes. After giving effect to these settlements, approximately $48,808 of the 7.625% Notes remain issued and outstanding; provided, that neither VHC, nor Vince Intermediate Holding, LLC nor Vince, LLC are a guarantor or obligor of such notes.

After completion of these various transactions (including the Additional Sun Capital Contribution) and payments and application of the net proceeds from the repayment of the Kellwood Note Receivable, Vince, LLC’s obligations under the Wells Fargo Facility, the Cerberus Term Loan, the Sun Term Loan Agreements and the 12.875% Notes were terminated or discharged. Neither VHC, nor Vince Intermediate Holding, LLC nor Vince, LLC is a guarantor or obligor of the 7.625% Notes or the refinanced Wells Fargo Facility. Thereafter, VHC is not responsible for the obligations described above and the only outstanding obligations of Vince Holding Corp. and its subsidiaries immediately after the consummation of the IPO is $175,000 outstanding under our new Term Loan Facility.

Note 2. The IPO and Restructuring Transactions

Initial Public Offering

On November 27, 2013, VHC completed an initial public offering of 10,000,000 shares of VHC common stock at a public offering price of $20.00 per share. The selling stockholders in the offering sold an additional 1,500,000 shares of VHC common stock to the underwriters in the initial public offering. Shares of the Company’s common stock are listed on the New York Stock Exchange under the ticker symbol “VNCE”. VHC received net proceeds of $177,000, after deducting underwriting discounts, commissions and estimated offering expenses from its sale of shares in the initial public offering. The Company retained approximately $5,000 of such proceeds for general corporate purposes and used the remaining net proceeds, together with net borrowings under the Term Loan Facility to repay a promissory note (“the Kellwood Note Receivable”) issued to Kellwood Company, LLC in connection with the Restructuring Transactions which occurred immediately prior to the consummation of the IPO. Proceeds from the repayment of the Kellwood Note Receivable were used to repay or discharge certain existing debt of Kellwood Company.

In connection with the IPO noted above and the Restructuring Transactions described below, we separated the Vince and non-Vince businesses on November 27, 2013. Any and all debt obligations outstanding at the time of the transactions either remain with Kellwood Intermediate Holding, LLC and its subsidiaries (i.e. the non-Vince businesses) and/or were discharged, repurchased or refinanced. See information below for a summary of the Company’s Revolving Credit Facility and Term Loan Facility.

Stock split

In connection with the IPO, VHC’s board of directors approved the conversion of all non-voting common stock into voting common stock on a one for one basis, and a 28.5177 for one split of its common stock. Accordingly, all references to share and per share information in all periods presented have been adjusted to reflect the stock split. The par value per share of common stock was changed to $0.01 per share.

Restructuring Transactions

The following transactions were consummated as part of the Restructuring Transactions:

•	Affiliates of Sun Capital contributed certain indebtedness under the Sun Term Loan Agreements as a capital contribution to Vince Holding Corp., (the “Additional Sun Capital Contribution”);

•	Vince Holding Corp. contributed such indebtedness to Kellwood Company as a capital contribution, at which time such indebtedness was cancelled;

•	Vince Intermediate Holding, LLC was formed and became a direct subsidiary of Vince Holding Corp.;

•	Kellwood Company, LLC (which was converted from Kellwood Company in connection with the Restructuring Transactions) was contributed to Vince Intermediate Holding, LLC;

•	Vince Holding Corp. and Vince Intermediate Holding, LLC entered into the Transfer Agreement with Kellwood Company, LLC;

•	Kellwood Company, LLC distributed 100% of Vince, LLC’s membership interests to Vince Intermediate Holding, LLC, who issued the Kellwood Note Receivable to Kellwood Company, LLC. Proceeds from the repayment of the Kellwood Note Receivable were used to, among other things, repay, discharge or repurchase indebtedness of Kellwood Company, LLC;

•	Kellwood Holding, LLC was formed by Vince Intermediate Holding, LLC and Vince Intermediate Holding, LLC, through a series of steps, contributed 100% of the membership interests of Kellwood Company, LLC to Kellwood Intermediate Holding, LLC (which was formed as a wholly-owned subsidiary of Kellwood Holding, LLC);

•	100% of the membership interests of Kellwood Holding, LLC was distributed to the Pre-IPO Stockholders;

•	Revolving Credit Facility—Vince, LLC entered into a new senior secured revolving credit facility. Bank of America, N.A. (“BofA”) serves as administrative agent under this new facility. This revolving credit facility provides for a revolving line of credit of up to $50,000;

•	Term Loan Facility—Vince, LLC and Vince Intermediate Holding, LLC entered into a new $175,000 senior secured term loan credit facility with the lenders party thereto, BofA, as administrative agent, J.P. Morgan Chase Bank and Merrill Lynch, Pierce, Fenner & Smith Incorporated, as joint lead arrangers;

•	Shared Services Agreement—Vince, LLC entered into the Shared Services Agreement with Kellwood Company, LLC pursuant to which Kellwood Company, LLC provides support services to Vince, LLC in various operational areas including, among other things, distribution, logistics, information technology, accounts payable, credit and collections, and payroll and benefits;

•

Tax Receivable Agreement—The Company entered into the Tax Receivable Agreement with its stockholders immediately prior to the consummation of the Restructuring Transactions (the “Pre-IPO Stockholders”). The Tax Receivable Agreement provides for payments to the Pre-IPO Stockholders in an amount equal to 85% of the aggregate reduction in taxes payable realized by the Company and its subsidiaries from the utilization of certain tax benefits (including net operating losses and tax credits generated prior to the IPO and certain section 197 intangible deductions); and

•	the conversion of all of our issued and outstanding non-voting common stock into common stock on a one-for-one basis and the subsequent stock split of our common stock on a 28.5177 for one basis, at which time Apparel Holding Corp. became Vince Holding Corp.

As a result of the IPO and Restructuring Transactions, the non-Vince businesses were separated from the Vince business, and the Pre-IPO Stockholders (through their ownership of Kellwood Holding, LLC) retained the full ownership and control of the non-Vince businesses. The Vince business is now the sole operating business of Vince Holding Corp., with the Pre-IPO stockholders retaining approximately a 68% ownership (calculated immediately after consummation of the IPO).

Immediately after the consummation of the IPO and as described below, Vince Holding Corp. contributed the net proceeds from the IPO to Vince Intermediate Holding, LLC. Vince Intermediate Holding, LLC used such proceeds, less approximately $5,000 retained for general corporate purposes, and approximately $169,500 of net borrowings under its Term Loan Facility to immediately repay the Kellwood Note Receivable. There was no outstanding balance on the Kellwood Note Receivable after giving effect to such repayment. Proceeds from the repayment of the Kellwood Note Receivable were used to (i) repay, discharge or repurchase indebtedness of Kellwood Company, LLC in connection with the closing of the IPO (including approximately $9,100 of accrued and unpaid interest on such indebtedness), and (ii) pay (A) the restructuring fee payable to Sun Capital Management and (B) the debt recovery bonus payable to our Chairman and Chief Executive Officer, all after giving effect to the Additional Sun Capital Contribution. The Kellwood Note Receivable did not include amounts outstanding under the Wells Fargo Facility. Kellwood Company, LLC refinanced the Wells Fargo Facility in connection with the consummation of the IPO. Neither Vince Holding Corp. nor Vince, LLC guarantee or are a borrower party to the refinanced credit facility.

Kellwood Company, LLC used the proceeds from the repayment of the Kellwood Note Receivable to, after giving effect to the Additional Sun Capital Contribution, (i) repay, at closing, all indebtedness outstanding under (A) the Cerberus Term Loan and (B) the Sun Term Loan Agreements, (ii) redeem at par all of the 12.875% Notes, pursuant to an unconditional redemption notice issued at the closing of the IPO, plus, with respect to clauses (i) and (ii), fees, expenses and accrued and unpaid interest thereon, (iii) pay a restructuring fee equal to $3,300 to Sun Capital Management pursuant to the Management Services Agreement, and (iv) pay a debt recovery bonus to our Chairman and Chief Executive Officer.

In addition, Kellwood Company conducted a tender offer for all of its outstanding 7.625% Notes, at par plus accrued and unpaid interest thereon, using proceeds from the repayment of the Kellwood Note Receivable. On November 27, 2013, in connection with the closing of the IPO and as an early settlement of the tender offer, Kellwood Company, LLC accepted for purchase (and cancelled) approximately $33,474 in aggregate principal amount of the 7.625% Notes. On December 12, 2013, as part of the final settlement of the tender offer, Kellwood Company, LLC accepted for purchase (and cancelled) an additional $4,670 in aggregate principal amount of the 7.625% Notes. After giving effect to these settlements, approximately $48,808 of the 7.625% Notes remain issued and outstanding; provided, that neither VHC, nor Vince Intermediate nor Vince, LLC are a guarantor or obligor of such notes.

In addition, Kellwood Company, LLC refinanced the Wells Fargo Facility, to among other things, remove Vince, LLC as an obligor thereunder.

After completion of these various transactions (including the Additional Sun Capital Contribution) and payments and application of the net proceeds from the repayment of the Kellwood Note Receivable, Vince, LLC’s obligations under the Wells Fargo Facility, the Cerberus Term Loan, the Sun Term Loan Agreements and the 12.875% Notes were terminated or discharged. Neither VHC, nor Vince Intermediate Holding, LLC nor Vince, LLC is a guarantor or obligor of the 7.625% Notes or the refinanced Wells Fargo Facility. Thereafter, VHC is not responsible for the obligations described above and the only outstanding obligations of Vince Holding Corp. and its subsidiaries immediately after the consummation of the IPO is $175,000 outstanding under our new Term Loan Facility.